Restructuring costs and similar items (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Summary of Restructuring Costs and Similar Items
Restructuring costs and similar items amounted to €1,336 million in 2022, €820 million in 2021 and €1,089 million in 2020, and were comprised of the following items:

(€ million)	2022	2021	2020	(a)
Employee-related expenses	507	193	697
Charges, gains or losses on assets(b)	261	110	149
Compensation for early termination of contracts (other than contracts of employment)	1	34	40
Transformation programs costs	547	463	191
Others	20	20	12
Total	1,336	820	1,089
(a) Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
(b)    This line consists of impairment losses and accelerated depreciation charges related to site closures (including leased sites), and gains or losses on divestments of assets arising from reorganization decisions made by Sanofi.